Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and Equipment, gross	$ 262	$ 259	$ 260
Less: Accumulated depreciation	(152)	(103)	(55)
Property and equipment, net	110	156	205
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and Equipment, gross	$ 69	$ 66	95
Estimated Useful Lives (Years)	5 years	5 years
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, gross	$ 121	$ 121	105
Estimated Useful Lives (Years)	5 years	5 years
Computer Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, gross	$ 27	$ 27	27
Estimated Useful Lives (Years)	3 years	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and Equipment, gross	$ 45	$ 45	$ 33
Estimated Useful Lives (Years)	Lesser of Useful life or remaining lease term	Lesser of useful life or remaining lease term